Note 12 - Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Details
Operating Loss Carryforwards	$ 26,645,263	$ 25,404,609
Valuation reserve increase	$ 1,240,654	$ 1,376,115